Cover	Dec. 29, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 29, 2021
Current Fiscal Year End Date	--09-30
Entity File Number	000-54239
Entity Registrant Name	Digipath, Inc.
Entity Central Index Key	0001502966
Entity Tax Identification Number	27-3601979
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6450 Cameron Street
Entity Address, Address Line Two	Suite 113
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	(702)
Local Phone Number	527-2060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false